Land Use Right - Schedule of Land Use Right (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Land Use Right [Abstract]
Land use right	$ 386,884	$ 376,703
Less: Accumulated amortization	(71,172)	(62,192)
Land use right, net	$ 315,712	$ 314,511